Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Operating Leases

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	74,038	22,608	26,704
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	4,339	380	3,630
Weighted average remaining lease term
Operating leases	12.3 years	12.6 years	11.3 years
Weighted average discount rate
Operating leases	7.6%	6.8%	7.0%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2023:

RMB
2024	18,790
2025	19,375
2026	19,898
2027	19,445
2028	20,121
2029 and thereafter	141,559
Total future lease payments	239,188
Less: Imputed interest	73,900
Total lease liability balance	165,288